Leases - Summary of Supplemental Cash Flow and Other Information Related to Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Leases [Line Items]
Weighted-average remaining lease term (years)			12 years 10 months 24 days
Weighted-average discount rate			6.30%
Cash payments for operating leases	$ 2,516	$ 2,968	$ 11,403
Operating lease assets obtained in exchange for lease liabilities	$ 0	$ 2,365	$ 2,876